Non-current assets held for sale - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of analysis of single amount of discontinued operations [abstract]
Impairment recognized to redude carrying amount of assets to their fair value less costs	$ 38,292